13. ISSUABLE COMMON STOCK (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
13. ISSUABLE COMMON STOCK

13.	ISSUABLE COMMON STOCK

During December 2012 the Board of Directors authorized the issuance of 12,000,000 shares of common stock in payment of services in the amount of $267,000. The certificates were issued subsequent to December 31, 2012.